Summary of Significant Accounting Policies - Marketing Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Marketing expense	$ 10,919	$ 10,193	$ 7,853